INVENTORIES	6 Months Ended
Jun. 30, 2017
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES
Inventories consisted of the following:

December 31, 2016
	Titled Inventory	Inventory Supply and Intermediation Arrangements	Total
Crude oil and feedstocks	$1,102,007	$—	$1,102,007
Refined products and blendstocks	915,397	352,464	1,267,861
Warehouse stock and other	89,680	—	89,680
	$2,107,084	$352,464	$2,459,548
Lower of cost or market adjustment	(492,415)	(103,573)	(595,988)
Total inventories	$1,614,669	$248,891	$1,863,560

December 31, 2015
	Titled Inventory	Inventory Supply and Intermediation Arrangements	Total
Crude oil and feedstocks	$1,137,605	$—	$1,137,605
Refined products and blendstocks	687,389	411,357	1,098,746
Warehouse stock and other	55,257	—	55,257
	$1,880,251	$411,357	$2,291,608
Lower of cost or market adjustment	(966,564)	(150,772)	(1,117,336)
Total inventories	$913,687	$260,585	$1,174,272

Inventory under inventory supply and intermediation arrangements included certain crude oil stored at the Company's Delaware City refinery's storage facilities that the Company was obligated to purchase as it was consumed in connection with its Crude Supply Agreement that expired on December 31, 2015; and light finished products sold to counterparties in connection with the A&R Intermediation Agreements and stored in the Paulsboro and Delaware City refineries' storage facilities.

Due to the lower crude oil and refined product pricing environment beginning at the end of 2014 and continuing throughout 2015 and 2016, the Company recorded adjustments to value its inventories to the lower of cost or market. During the year ended December 31, 2016, the Company recorded an adjustment to value its inventories to the lower of cost or market which increased both operating income and net income by $521,348 reflecting the net change in the lower of cost or market inventory reserve from $1,117,336 at December 31, 2015 to $595,988 at December 31, 2016. During the year ended December 31, 2015, the Company recorded an adjustment to value its inventories to the lower of cost or market which decreased both operating income and net income by $427,226 reflecting the net change in the lower of cost or market inventory reserve from $690,110 at December 31, 2014 to $1,117,336 at December 31, 2015.

An actual valuation of inventories valued under the LIFO method is made at the end of each year based on inventory levels and costs at that time. We recorded a charge related to a LIFO layer decrement of $11,746 during the year ended December 31, 2016. No such LIFO decrement was recorded in the year ended December 31, 2015.
INVENTORIES
Inventories consisted of the following:

June 30, 2017
	Titled Inventory	Inventory Intermediation Arrangements	Total
Crude oil and feedstocks	$1,307,816	$—	$1,307,816
Refined products and blendstocks	935,041	300,939	1,235,980
Warehouse stock and other	94,490	—	94,490
	$2,337,347	$300,939	$2,638,286
Lower of cost or market adjustment	(650,702)	(112,420)	(763,122)
Total inventories	$1,686,645	$188,519	$1,875,164

December 31, 2016
	Titled Inventory	Inventory Intermediation Arrangements	Total
Crude oil and feedstocks	$1,102,007	$—	$1,102,007
Refined products and blendstocks	915,397	352,464	1,267,861
Warehouse stock and other	89,680	—	89,680
	$2,107,084	$352,464	$2,459,548
Lower of cost or market adjustment	(492,415)	(103,573)	(595,988)
Total inventories	$1,614,669	$248,891	$1,863,560

Inventory under inventory intermediation arrangements included certain light finished products sold to counterparties and stored in the Paulsboro and Delaware City refineries’ storage facilities in connection with the amended and restated inventory intermediation agreements (as amended in the second quarter of 2017, the “A&R Intermediation Agreements”) with J. Aron & Company, a subsidiary of The Goldman Sachs Group, Inc. (“J. Aron”).
During the three months ended June 30, 2017, the Company recorded an adjustment to value its inventories to the lower of cost or market (“LCM”) which decreased both operating income and net income by $151,095 reflecting the net change in the lower of cost or market inventory reserve from $612,027 at March 31, 2017 to $763,122 at June 30, 2017. During the six months ended June 30, 2017, the Company recorded an adjustment to value its inventories to the lower of cost or market which decreased both operating income and net income by $167,134 reflecting the net change in the lower of cost or market inventory reserve from $595,988 at December 31, 2016 to $763,122 at June 30, 2017.
During the three months ended June 30, 2016, the Company recorded an adjustment to value its inventories to the lower of cost or market which increased both operating income and net income by $157,780 reflecting the net change in the lower of cost or market inventory reserve from $1,058,273 at March 31, 2016 to $900,493 at June 30, 2016. During the six months ended June 30, 2016 the Company recorded an adjustment to value its inventories to the lower of cost or market which increased both operating income and net income by $216,843 reflecting the net change in the lower of cost or market inventory reserve from $1,117,336 at December 31, 2015 to $900,493 at June 30, 2016.